Business Transactions - Assets and Liabilities Held For Sale (Details) - Disposal groups classified as held for sale - Chapada [Member] $ in Millions	Jul. 05, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (856.2)
Cash and cash equivalents	43.1
Trade and other receivables	0.5
Current inventories	31.4
Other current non-financial assets	157.4
Property, plant and equipment	670.0
Trade and other payables	(31.9)
Income taxes payable	(18.2)
Other provisions and liabilities	(150.5)
Environmental rehabilitation provisions	(58.7)
Deferred tax liabilities	60.0
Non-current assets or disposal groups classified as held for sale	583.1
Gain on disposal (Note 10)	$ 273.1